Share Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share Based Compensation
14.	SHARE BASED COMPENSATION

The Company adopted a share incentive plan in September 2009, as subsequently amended (the “Plan”). Under the Plan, the Company may grant options, restricted share awards (“RSA”), restricted share units (“RSU”) or share appreciation rights (“SAR”) to its officers, employees, directors and other eligible persons. As of December 31, 2017, up to 53,000,000 of the Company’s Class A ordinary shares may be issued in association with such grants pursuant to the Plan then effective. The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

All share options and certain RSAs to be granted under the Plan generally have a contractual term of ten years and generally vest 25% from the stated vesting commencement date in the grantee’s option agreement and the remaining 75% will vest in 36 substantially equal monthly instalments. The Company also granted 350,000 RSAs that were immediately vested in 2017 and 40,000 RSAs that will vest annually in 2 years. As of December 31, 2017, options to purchase 11,653,513 of ordinary shares were outstanding and options to purchase 3,200,772 ordinary shares were available for future grant under the Plan.

(a)	Option granted to employees

The following table summarizes the Company’s employee share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding, January 1, 2015	20,356,250	1.64
Granted	7,600,000	4.57
Exercised	(7,189,340)	1.16
Forfeited	(85,830)	3.24

Outstanding, December 31, 2015	20,681,080	2.87

Vested and expected to vest at December 31, 2015	20,681,080	2.87

Exercisable as of December 31, 2015	4,041,070	1.46

Outstanding, January 1, 2016	20,681,080	2.87
Granted	245,000	10.80
Exercised	(2,750,350)	2.08
Forfeited	(228,750)	6.93

Outstanding, December 31, 2016	17,946,980	3.05

Vested and expected to vest at December 31, 2016	17,946,980	3.05

Exercisable as of December 31, 2016	9,280,320	2.62

Outstanding, January 1, 2017	17,946,980	3.05
Granted	1,915,000	14.19
Exercised	(7,288,275)	2.57
Forfeited	(920,192)	4.01

Outstanding, December 31, 2017	11,653,513	5.11	6.90	97,415

Vested and expected to vest at December 31, 2017	11,653,513	5.11

Exercisable as of December 31, 2017	7,136,252	3.02	6.28	73,599

The aggregate intrinsic value is calculated to be the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s ordinary shares.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2015	Granted in 2016	Granted in 2017
Risk-free interest rates	1.38% ~ 2.01%	1.18% ~ 1.76%	1.99% ~ 2.25%
Expected term	5.5 ~ 7 years	5.5 ~ 7 years	5.5 ~ 7 years
Expected volatility	40.4% ~ 53.7%	39.4% ~ 41.2%	34.3% ~ 37.0%
Expected dividend yield	—	—	—
Fair value of share options	$4.75 ~ $7.54	$4.54 ~ $5.31	$4.84 ~ $6.57

The Black-Scholes option pricing model was applied in determining the estimated fair value of the share options granted to employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and the expected term of the option for which employees are likely to exercise their share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the USD swap curve at the time of grant. The Company has used the simplified method to determine the expected term due to insufficient historical exercise data to provide a reasonable basis to estimate expected term. Prior to the IPO, the estimated fair value of the ordinary shares, at the option grant dates prior to the IPO, was determined with assistance from an independent third party valuation firm. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The aggregate grant date fair value of the outstanding options was determined to be $60,319 as of December 31, 2017 and such amount shall be recognized as compensation expenses using the straight-line method for all employee share options granted. The weighted-average grant-date fair value of share options granted during the years of December 31, 2015, 2016 and 2017 were $7.51, $5.25 and $5.26, respectively. The total fair value of share options vested during the years ended December 31, 2015, 2016 and 2017 was $10,615, $34,243 and $20,322, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017 was $69,841, $31,012 and $84,560, respectively.

As of December 31, 2017, there were $28,188 total unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options which is expected to be recognized over a weighted-average period of 1.72 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

(b)	RSAs granted to employees

The following table summarizes the Company’s RSAs activity under the Plan:

	Number of RSAs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$
Unvested, January 1, 2015	—	—
Granted	50,000	10.85
Vested	—	—

Unvested, December 31, 2015 and January 1, 2016	50,000	10.85	9.62	544
Granted	880,000	12.69
Vested	(616,670)	12.40

Unvested, December 31, 2016 and January 1, 2017	313,330	12.97	9.80	4,184
Granted	950,000	15.15
Vested	(435,623)	14.96
Forfeited	(7,500)	13.05

Unvested, December 31, 2017	820,207	14.43	9.60	10,933

Share-based compensation cost for RSAs is measured based on the fair value of the Company’s ordinary shares on the date of grant, adjusted for discount due to lack of marketability at 14%. The estimated fair value of the ordinary shares, at the option grant dates prior to the IPO, was determined with assistance from an independent third party valuation firm using the discounted cash flows method. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The aggregate grant date fair value of the unvested RSAs as of December 31, 2015, 2016 and 2017 was $542, $4,064 and $11,836, respectively. These amounts are recognized as compensation expense using the straight-line method for the RSAs. The weighted-average grant-date fair value of RSAs granted during the years ended December 31, 2015, 2016 and 2017 was $10.85, $12.69 and $15.15, respectively. The total fair value of RSAs vested during the years ended December 31, 2015, 2016 and 2017 was Nil, $7,648 and $6,517, respectively.

As of December 31, 2017, there was $11,836 of unrecognized share-based compensation cost related to RSAs which is expected to be recognized over a weighted-average vesting period of 3.47 years. Total unrecognized compensation may be adjusted for future changes in estimated forfeitures.

Total compensation expense relating to share options and RSAs granted to employees after deducting forfeitures recognized for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the year ended December 31,
	2015	2016	2017
	$	$	$
Share options:
Cost of revenue	867	730	1,213
Sales and marketing expenses	236	197	689
General and administrative expenses	18,679	19,507	18,512
Research and development expenses	737	764	1,407

	20,519	21,198	21,821

RSAs:
Cost of revenue	45	136	446
Sales and marketing expenses	—	—	—
General and administrative expenses	—	7,507	6,369
Research and development expenses	—	—	—

	45	7,643	6,815

Cash received for the exercise in the respective years	5,163	3,210	18,708